ACQUISITION OF LA PRECIOSA (Details Narrative) $ / shares in Units, $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 31, 2022 CAD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares
Statement [Line Items]
Inflationary Adjustment Description		A payment of $0.25 per silver equivalent ounce (subject to inflationary adjustment) of new mineral reserves (as defined by NI 43-101) discovered and declared outside of the current mineral resource area at La Preciosa, subject to a cap of $50 million, and any such payments will be credited against any existing or future payments owing on the gross value royalty.
Avino
Statement [Line Items]
Cash Consideration	$ 100,000,000
Warrants Purchase | shares	750,000
Warrants Premium	0.25%
Common Stock Shares Issuance, Shares | shares		14,000,000
Common Shares Issuance, Value		$ 13,650
La Preciosa Silver & Gold Mines Ltd.(Member)
Statement [Line Items]
Royalty Returns		2.00%
Gloria and Abundancia
Statement [Line Items]
Royalty Returns		1.25%
Coeur
Statement [Line Items]
Cash Consideration		$ 15,300
Promissory Note		$ 5,000
Warrants Purchase | shares		7,000,000
Warrants Value		$ 2,240
Warrants Exercisable Price Per Shares | $ / shares		$ 1.09
Warrants Premium		25.00%
Additional Cash Payment		$ 8,750